Restatement of Previously Issued Financial Statements (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$ 17.9	$ 15.6
Total costs and expenses	319.2	302.8
Operating income	46.2	19.8
Income before income taxes	42.8	17.0
Income tax provision	(16.3)	(6.2)
Net income	26.5	10.8	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39	$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38	$ 0.57
Statements of Consolidated Comprehensive Income:
Net income	26.5	10.8	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss	0.8	0.1	[1]
Less: amortization of prior service cost	1.0	1.0	[1]
Less: tax impact on amortization of prior service cost	(0.4)	(0.4)	[1]
Other comprehensive (loss) income, net of tax	1.1	0.4	[1]
Comprehensive income	27.6	11.2	[1]
Statements of Consolidated Cash Flows:
Net income	26.5	10.8	[1]
Deferred income taxes	16.0	5.8
Non-cash net periodic benefit income	(3.0)	(1.5)	[2]
Other non-cash charges	0.8	0.1	[2]
Previously Reported
Statements of Consolidated Income:
Selling, administrative, research and development, and general		14.9
Total costs and expenses		302.1
Operating income		20.5
Income before income taxes		17.7
Income tax provision		(6.4)
Net income		11.3	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)		$ 0.59
Earnings per common share, Diluted:
Net income per share (in dollars per share)		$ 0.59
Statements of Consolidated Comprehensive Income:
Net income		11.3	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss		0	[1]
Less: amortization of prior service cost		0	[1]
Less: tax impact on amortization of prior service cost		0	[1]
Other comprehensive (loss) income, net of tax		(0.3)	[1]
Comprehensive income		11.0	[1]
Statements of Consolidated Cash Flows:
Net income		11.3	[1]
Deferred income taxes		6.1
Non-cash net periodic benefit income		0	[2]
Other non-cash charges		(2.2)	[2]
Adjustment
Statements of Consolidated Income:
Selling, administrative, research and development, and general		0.7
Total costs and expenses		0.7
Operating income		(0.7)
Income before income taxes		(0.7)
Income tax provision		0.2
Net income		(0.5)	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)		$ (0.02)
Earnings per common share, Diluted:
Net income per share (in dollars per share)		$ (0.02)
Statements of Consolidated Comprehensive Income:
Net income		(0.5)	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss		0.1	[1]
Less: amortization of prior service cost		1.0	[1]
Less: tax impact on amortization of prior service cost		(0.4)	[1]
Other comprehensive (loss) income, net of tax		0.7	[1]
Comprehensive income		0.2	[1]
Statements of Consolidated Cash Flows:
Net income		(0.5)	[1]
Deferred income taxes		(0.3)
Non-cash net periodic benefit income		(1.5)	[2]
Other non-cash charges		$ 2.3	[2]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.